Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Investments in Associates and Joint Ventures
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2022 and 2023 are as follows:

	Yen in millions
	March 31
	2022	2023
Investments accounted for using the equity method
Associates	235,671	279,640
Joint ventures	32,842	45,580

Total	268,513	325,220

Summary of Combined Information of Investments Accounted for Using the Equity Method
Sony’s
share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022	2023
Share of profit or loss
Associates	14,086	21,920	22,637
Joint ventures	(2,535)	1,726	1,812

Total	11,551	23,646	24,449

Share of other comprehensive income
Associates	884	2,077	3,659
Joint ventures	1	1	40

Total	885	2,078	3,699

Share of comprehensive income
Associates	14,970	23,997	26,296
Joint ventures	(2,534)	1,727	1,852

Total	12,436	25,724	28,148